SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2015
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 12:-	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.           Other current assets:

	December 31,
	2015	2014

VAT receivables	$2,691	$2,755
Prepaid expenses	4,765	1,707
Deferred charges	2,316	1,735
Tax receivables	1,094	843
Employees	96	215
Grants receivable	1,540	725
Advance payments to suppliers	2,875	3,611
Deferred taxes	68	69
Derivative instruments	-	1,949
Other	778	1,151

	$16,223	$14,760

b.          Short-term bank credit:

The following is classified by currency and interest rates:

	Weighted average
	interest rate
	December 31,		December 31,
	2015	2014	2015	2014
	%

In U. S. dollars	1.05%	2.43%	$7,000	$15,857

The Group has restricted cash of $ 7,000 as collateral for of its short-term bank credit.

c.          Other current liabilities:

	December 31,
	2015	2014

Payroll and related employee accruals	4,815	6,793
Deferred revenue	4,819	3,987
Provision for vacation pay	4,222	5,101
Derivative instruments	148	806
Government authorities	1,167	1,173
Other	1,042	727

	$16,213	$18,587

d.       Long-term loans:

		Interest rate for			December 31,
		2015	2014		2015	2014
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollars	4.77%	4.77%	2016-2022	$24,000	$28,000
(b)	Euro	EURIBOR + 2.75%	EURIBOR + 2.75%	2016-2020	1,835	2,534
(c)	Euro	6.0%	7.9%	2016-2017	200	332

					26,035	30,866
Less - current maturities					4,542	4,595

					$21,493	$26,271

(a)

    The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2015 the Company is in compliance with these covenants.

(b)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

(c)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.

e.	Long-term debt maturities for loans after December 31, 2015, are as follows:

Year ending December 31,

2016	$4,542
2017	4,530
2018	4,435
2019	4,435
2020	4,093
2021 and thereafter	4,000

$26,035

Interest expenses on the long-term loans amounted to $1,237, $ 1,553 and $ 1,854 for the years ended December 31, 2015, 2014 and 2013, respectively.

f.          Other long-term liabilities:

	December 31,
	2015	2014

Long-term tax accrual	$871	$1,174
Deferred revenue	15	32
Other	3,092	3,973

	$3,978	$5,179